Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer
Protection Act of 2010, the company is providing the following disclosure regarding executive compensation for the company’s principal executive officer (PEO) and Non-PEO NEOs and company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income (Loss) ($ Millions)[5]	Net Sales ($ Millions)[6]
					TSR ($)	Peer Group TSR ($)
2024	18,071,015	9,204,471	6,508,661	4,227,617	38.55	146.87	(638)	15,149
2023	13,786,671	10,408,814	5,194,682	3,994,655	49.69	143.18	2,663	14,813
2022	13,588,236	(9,114,999)	6,721,562	14,410	63.62	140.29	(2,421)	14,506
2021	15,634,734	19,600,136	4,853,630	5,588,070	105.26	143.09	1,295	12,146
2020	15,865,396	4,130,682	3,893,864	1,603,952	97.06	113.45	1,110	11,673

Named Executive Officers, Footnote	1.Mr. Almeida was the company’s PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
James K. Saccaro	James K. Saccaro	James K. Saccaro	Joel Grade	Joel Grade
Giuseppe Accogli	Giuseppe Accogli	Giuseppe Accogli	James K. Saccaro	Heather Knight
Cristiano Franzi	Cristiano Franzi	Cristiano Franzi	Brian Stevens	Alok Sonig
Sean Martin	Andrew Frye	David Rosenbloom	Cristiano Franzi	Christopher Toth
Heather Knight
Alok Sonig
Christopher Toth

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Health Care Index which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2024 Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 18,071,015	$ 13,786,671	$ 13,588,236	$ 15,634,734	$ 15,865,396
PEO Actually Paid Compensation Amount	$ 9,204,471	10,408,814	(9,114,999)	19,600,136	4,130,682
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	18,071,015	—	(14,319,107)	—	5,452,563	9,204,471

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total— Inclusion of Equity Values for PEO ($)
2024	7,313,162	(2,206,884)	—	346,285	—	—	5,452,563

Non-PEO NEO Average Total Compensation Amount	$ 6,508,661	5,194,682	6,721,562	4,853,630	3,893,864
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,227,617	3,994,655	14,410	5,588,070	1,603,952
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,508,661	—	(4,401,319)	—	2,120,275	4,227,617

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non- PEO NEOs ($)
2024	2,863,495	(392,527)	—	(350,693)	—	—	2,120,275

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between Compensation Actually Paid to the company's PEO, the average of Compensation Actually Paid to the company's Non-PEO NEOs and the cumulative TSR over the five most recently completed fiscal years for the company and the S&P 500 Health Care Index TSR.
•Actual Average Non-PEO NEO Compensation Actually Paid for 2022 was $14,410.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between Compensation Actually Paid to the company's PEO, the average of Compensation Actually Paid to the company's Non-PEO NEOs and Baxter's net income (loss)
inclusive of discontinued operations during the five most recently completed fiscal years.
•Actual Average Non-PEO NEO Compensation Actually Paid for 2022 was $14,410.

Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between Compensation Actually Paid to the company's PEO, the average of Compensation Actually Paid to the company's Non-PEO NEOs, and Baxter's net sales during the five most recently completed fiscal years.
•Actual Average Non-PEO NEO Compensation Actually Paid for 2022 was $14,410.

Total Shareholder Return Amount	$ 38.55	49.69	63.62	105.26	97.06
Peer Group Total Shareholder Return Amount	146.87	143.18	140.29	143.09	113.45
Net Income (Loss)	$ (638,000,000)	$ 2,663,000,000	$ (2,421,000,000)	$ 1,295,000,000	$ 1,110,000,000
Company Selected Measure Amount	15,149,000,000	14,813,000,000	14,506,000,000	12,146,000,000	11,673,000,000
PEO Name	Mr. Almeida
Additional 402(v) Disclosure	The amounts set forth above for compensation actually paid to PEO and non-PEO NEOs (as set forth in the “Compensation
Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.
Compensation actually paid to PEO and non-PEO NEOs (as set forth in the “Compensation Actually Paid to PEO” and
“Average Compensation Actually Paid to Non-PEO NEOs” columns) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Related information regarding compensation paid in 2020,
2021, 2022, and 2023 has not changed from what was included in the company’s 2023 proxy statement and what is set forth in the proxy statement, and as such, information for such years has not been included in the following tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion (or Average Exclusion) of Stock Awards
and Option Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary
Compensation Table. Amounts in the “Exclusion (or Average Exclusion) of Change in Pension Value” columns reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the
“Inclusion (or Average Inclusion) of Pension Service Cost” columns are based on the service cost for services rendered during the listed year.
The amounts set forth above includes net income (loss) inclusive of discontinued operations.The company determined net sales, inclusive of discontinued operations, to be the most important financial performance measure used to link company performance to “Compensation Actually Paid” to the company's PEO and Non-PEO NEOs in
2024.
As described in “—Proxy Statement Highlights—Performance Highlights” and in “—Compensation Discussion
and Analysis—Executive Summary—2024 Company Results,” for purposes of calculating performance under the company’s 2024 annual incentive plan, net sales were calculated at budgeted exchange rates as of January 1,
2024 and include net sales from discontinued operations.  This amount (which is referred to as Adjusted Net
Sales Including Discontinued Operations in the proxy statement) was $15,181 million for 2024.
The financial performance measures that the company considers to have been the most important in linking
Compensation Actually Paid to the company's PEO and Non-PEO NEOs to company performance are shown below. These measures are not ranked.

Measure:: 1
Pay vs Performance Disclosure
Name	net sales
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,319,107)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,452,563
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,313,162
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,206,884)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,285
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,401,319)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,120,275
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,863,495
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(392,527)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,693)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0